Goodwill - Changes in carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of the year	¥ 463,796		¥ 456,976
Foreign currency translation adjustments	(10,298)		6,820
Balance at the end of the year	¥ 453,498	$ 64,849	¥ 463,796